Document and Entity Information	9 Months Ended
May 31, 2019
Document And Entity Information
Entity Registrant Name	MCTC Holdings, Inc.
Entity Central Index Key	0001413488
Document Type	S-1
Document Period End Date	May 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Shell Company?	true
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	false
Entity Small Business	true